Share-Based Compensation (Details) - USD ($)									12 Months Ended
	Sep. 04, 2025	Jun. 13, 2025	Jun. 02, 2025	May 22, 2025	Apr. 01, 2025	Aug. 15, 2024	Aug. 09, 2024	Jan. 03, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 02, 2024
Share-Based Compensation [Line Items]
Share-based compensation expenses (in Dollars)									$ 5,877,334	$ 1,560,527
Share-based compensation amount (in Dollars)									$ 5,795,923	$ 1,560,527
Authorized the ordinary shares										310,000
Purchase of ordinary shares						484,764		482,312
Exercise price per share (in Dollars per share)						$ 0.75		$ 6.21
Intrinsic value of amount (in Dollars)
Unrecognized share-based compensation expense (in Dollars)										$ 1,442,218
Weighted-average vesting period										2 years 29 days
Ordinary shares issued									55,235,284	31,949,038
Cash equivalent amount (in Dollars)									$ 945,230
2025 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Shares issued					4,214,684
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount (in Dollars)										$ 653,111
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount (in Dollars)
Restricted stock units of ordinary shares	549,750		549,750	549,750		71,667	133,333
Fair value restricted shares (in Dollars per share)						$ 0.75	$ 1.12	$ 6.15
Restricted Stock Units (RSUs) [Member] | CEO [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares								16,667
Restricted Stock Units (RSUs) [Member] | Chief financial Officer (“CFO”) [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares								10,000
Restricted Stock Units (RSUs) [Member] | Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares									4,403,640
Restricted Stock Units (RSUs) [Member] | Consultants [Member] | Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares									692,391
Two Zero Two three Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount (in Dollars)									$ 394,109	$ 367,394
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Fair value restricted shares (in Dollars per share)	$ 0.79	$ 0.79		$ 0.79
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Fair value restricted shares (in Dollars per share)	$ 1.41	$ 1.41		$ 1.41
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Restricted stock units of ordinary shares										1,153,333
Ordinary shares issued									31,949,038	55,235,284		600,000
Ordinary Shares [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation [Line Items]
Authorized the ordinary shares						103
Ordinary Shares [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Share-based compensation amount (in Dollars)									$ 5,483,225	$ 540,022
Fair value restricted shares (in Dollars per share)									$ 1.05	$ 2.47